Financial Instruments and Fair Value Disclosures - Summary of Valuation of KLC Shares (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives Fair Value [Line Items]
KLC Shares - Marketable Securities	$ 567,288	$ 0
KLC Shares - Marketable Securities (Loss)	980,430	0	0
Quoted Prices in Active Markets (Level 1)
Derivatives Fair Value [Line Items]
KLC Shares - Marketable Securities	$ 567,288